Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 522,044	$ 569,531
Accumulated Amortization	(40,249)	(27,283)
Net Balance	481,795	542,248
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,274	6,274
Accumulated Amortization	(6,069)	(5,971)
Net Balance	205	303
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	35,805	36,610
Accumulated Amortization	(10,448)	(7,654)
Net Balance	25,357	28,956
Operating Permits
Finite-Lived Intangible Assets [Line Items]
Gross Amount	450,419	498,462
Accumulated Amortization	(12,294)	(5,575)
Net Balance	438,125	492,887
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	16,746	15,385
Accumulated Amortization	(8,030)	(6,940)
Net Balance	8,716	8,445
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,800	12,800
Accumulated Amortization	(3,408)	(1,143)
Net Balance	$ 9,392	$ 11,657